Current and long-term debt	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Current and long-term debt	Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2021 and December 31, 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
Current portion of bank debt and bonds (1)	$235,278	$172,705
Sale and leaseback (2)	178,062	131,736
Current portion of long-term debt	413,340	304,441

Non-current portion of bank debt and bonds (3)	666,409	971,172
Sale and leaseback (4)	1,461,929	1,139,713
	$2,541,678	$2,415,326
(1)The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.1 million. The current portion at December 31, 2020 was net of unamortized deferred financing fees of $1.8 million.
(2)The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.4 million and prepaid interest of $3.1 million. The current portion at December 31, 2020 was net of unamortized deferred financing fees of $0.9 million.
(3)The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $10.6 million. The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $12.0 million.
(4)The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $11.8 million. The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $7.8 million.
The following is a rollforward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2021:

		Activity				Balance as of December 31, 2021 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2020	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2021	Current	Non-Current
KEXIM Credit Facility	15,932	—	(15,932)	—	—	—	—
ING Credit Facility	191,348	2,128	(193,476)	—	—	—	—
2018 NIBC Credit Facility	31,066	—	(31,066)	—	—	—
Credit Agricole Credit Facility	80,676	—	(8,569)	731	72,838	23,822	49,016
ABN AMRO / K-Sure Credit Facility (2)	40,587	—	(41,827)	1,240	—	—	—
Citibank / K-Sure Credit Facility	84,478	—	(8,417)	1,720	77,781	77,781	—
ABN AMRO / SEB Credit Facility	97,856	—	(97,856)	—	—	—	—
Hamburg Commercial Bank Credit Facility	40,315	—	(3,291)	—	37,024	3,292	33,732
Prudential Credit Facility	50,378	—	(5,546)	—	44,832	5,546	39,286
2019 DNB / GIEK Credit Facility	52,563	—	(7,113)	—	45,450	7,113	38,337
BNPP Sinosure Credit Facility	94,733	1,915	(10,334)	—	86,314	10,334	75,980
2020 $225.0 Million Credit Facility	208,890	—	(63,254)	—	145,636	16,524	129,112
2021 $21.0 Million Credit Facility	—	21,000	(1,755)	—	19,245	19,245	—
2021 $43.6 Million Credit Facility	—	43,550	—	—	43,550	4,390	39,160
Ocean Yield Lease Financing	137,399	—	(11,245)	180	126,334	11,363	114,971
BCFL Lease Financing (LR2s)	83,974	3,814	(10,690)	506	77,604	10,717	66,887
CSSC Lease Financing (3)	136,949	11,848	(10,313)	(5,527)	132,957	14,253	118,704
CSSC Scrubber Lease Financing	4,443	—	(4,443)	—	—	—	—
BCFL Lease Financing (MRs)	77,748	5,779	(14,639)	—	68,888	15,687	53,201
2018 CMBFL Lease Financing	124,993	—	(13,007)	—	111,986	13,007	98,979
$116.0 Million Lease Financing	103,801	1,926	(9,938)	—	95,789	10,645	85,144
AVIC Lease Financing	119,732	—	(13,327)	—	106,405	13,327	93,078
China Huarong Lease Financing	110,250	10,000	(16,834)	—	103,416	16,833	86,583
$157.5 Million Lease Financing	123,800	—	(14,143)	—	109,657	14,143	95,514

COSCO Lease Financing	68,750	—	(7,700)	—	61,050	7,700	53,350
2020 CMBFL Lease Financing	44,573	—	(3,241)	—	41,332	3,242	38,090
2020 TSFL Lease Financing	47,250	—	(3,322)	—	43,928	3,321	40,607
2020 SPDB-FL Lease Financing	96,500	—	(9,389)	—	87,111	6,495	80,616
2021 AVIC Lease Financing	—	96,352	(5,439)	—	90,913	7,252	83,661
2021 CMBFL Lease Financing	—	79,050	(4,485)	—	74,565	6,520	68,045
2021 TSFL Lease Financing	—	57,663	(3,286)	—	54,377	4,380	49,997
2021 CSSC Lease Financing	—	57,400	(3,507)	—	53,893	5,262	48,631
2021 $146.3 Million Lease Financing	—	146,250	—	—	146,250	12,551	133,699
2021 Ocean Yield Lease Financing	—	70,200	(417)	—	69,783	5,850	63,933
IFRS 16 - Leases - 7 Handymax (See Note 6) (4)	2,247	—	(1,879)	(368)	—	—	—
IFRS 16 - Leases - 3 MR (See Note 6)	36,936	—	(7,668)	—	29,268	8,130	21,138
IFRS 16 - Leases - $670.0 Million (see Note 6)	593,291	—	(46,561)	—	546,730	47,006	499,724
Unsecured Senior Notes Due 2020	—	—	—	—	—	—	—
Unsecured Senior Notes Due 2025	28,100	41,929	—	21	70,050	—	70,050
Convertible Notes Due 2022	140,713	—	—	(72,401)	68,312	68,312	—
Convertible Notes Due 2025	—	119,419	—	82,936	202,355	—	202,355
	$3,070,271	$770,223	$(703,909)	$9,038	$3,145,623	$474,043	$2,671,580
Less: deferred financing fees	(22,471)	(12,907)	—	10,557	(24,821)	(2,441)	(22,380)
Less: prepaid interest expense	—	—	(3,747)	—	(3,747)	(3,747)	—

Total	$3,047,800	$757,316	$(707,656)	$19,595	$3,117,055	$467,855	$2,649,200

(1)    Relates to non-cash accretion or amortization on (i) debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value on the closing dates, (ii) our Unsecured Senior Notes Due 2025 (iii) our Convertible Notes due 2022 and Convertible Notes Due 2025 of $4.7 million and $8.6 million, respectively, and (iv) the impact of the 2021 Convertible Notes Exchanges (described below) whereby the amounts in the above table reflect the carrying amounts of the debt portions of each of the Convertible Notes Due 2022 and Convertible Notes Due 2025 that were exchanged.
(2)    Other activity for this arrangement consists of (i) accretion of the discount; and (ii) the write-off of the discount of $0.6 million related to the refinancing of existing indebtedness.
(3)    Other activity for this arrangement consists of (i) the amortization of the premium up to the date of the modification of the arrangement (described below), (ii) the recognition upon modification of a non-cash gain of $5.4 million (which was offset by $2.6 million in cash prepayment fees that were paid as part of the lease modification in September 2021 as described further below) and (iii) the accretion of the discount after the date of the modification.
(4)    Other activity for this arrangement represents the non-cash entry to reduce lease liabilities of $0.4 million when these leases were modified in 2021.
Secured Bank Debt
Each of our secured credit facilities contains financial and restrictive covenants, which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; or prohibit our transactions with affiliates. Furthermore, our debt agreements contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
These secured credit facilities may be secured by, among other things:
•a first priority mortgage over the relevant collateralized vessels;
•a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;
•a pledge of earnings generated by the mortgaged vessels for the specific facility; and
•a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Each of our secured credit facilities are described below.
KEXIM Credit Facility
In February 2014, we executed a senior secured term loan facility for $429.6 million, with a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) and from KEXIM, a statutory juridical entity established under The Export-Import Bank of Korea Act of 1969, as amended, in the Republic of Korea. We refer to this facility as the KEXIM Credit Facility.  This KEXIM Credit Facility included commitments from KEXIM of $300.6 million, or the KEXIM Tranche, and a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) of $129.0 million, or the Commercial Tranche.
Drawdowns under the KEXIM Credit Facility occurred in connection with the delivery of 18 newbuilding vessels as specified in the loan agreement.
In addition to KEXIM’s commitment of up to $300.6 million, KEXIM also provided an optional guarantee for a five-year amortizing note of $125.25 million, the proceeds of which reduced the $300.6 million KEXIM Tranche. These notes were issued on July 18, 2014 and were repaid in full upon their maturity in September 2019.
During the year ended December 31, 2019, the debt on five vessels that were collateralized under this facility were refinanced with a portion of the proceeds from the Hamburg Commercial Bank Credit Facility and the Prudential Credit Facility, as described below.
During the year ended December 31, 2020, the debt on twelve vessels that were collateralized under this facility were refinanced with a portion of the proceeds from the BNPP Sinosure Credit Facility, the 2019 DNB/GIEK Credit Facility and the ING Credit Facility, as described below.
The amount outstanding relating to this facility was $15.9 million as of December 31, 2020, and we were in compliance with the financial covenants under this facility as of that date.
In January 2021, this facility was repaid in full upon the maturity of the Commercial Tranche and refinanced using a portion of the proceeds of the 2021 $21 Million Credit Facility, as described below.
ING Credit Facility
In June 2015, we executed a senior secured term loan facility with ING Bank N.V., London Branch for a credit facility of up to $52.0 million (the "ING Credit Facility"). In September 2015, we amended and restated the facility to increase the borrowing capacity to $87.0 million, and in March 2016, we amended and restated the facility to further increase the borrowing capacity to $132.5 million. In June 2018, we executed another agreement to further increase the borrowing capacity to $171.2 million. In September 2019, we executed another agreement to further increase the borrowing capacity to partially finance the purchase and installation of scrubbers on seven of the vessels collateralized under this facility. In July and September 2020, we drew down an aggregate of $5.9 million under the scrubber portion of this facility to partially finance the purchase and installation of scrubbers on four MRs and one LR2 that are currently part of this arrangement. The scrubber related borrowings are scheduled to mature upon the maturity dates of the respective vessel tranche of the loan to which the scrubber relates.
In May 2020, we executed another agreement to further increase the borrowing capacity to $251.4 million. This upsized portion of this facility of $72.1 million was fully drawn in May 2020, and the proceeds were used to refinance the existing debt on five vessels (STI Broadway, STI Comandante, STI Brixton, STI Pimlico and STI Finchley), which were previously financed under the KEXIM Credit Facility. We repaid the outstanding indebtedness of $60.2 million related to these vessels under the KEXIM Credit Facility as part of this transaction.
In July 2020, we drew down on the scrubber portion of the facility consisting of (i) $2.2 million related to STI Lombard and STI Osceola and (ii) $1.1 million related to STI Pontiac. In September 2020, we drew down on the scrubber portion of the facility consisting of (i) $1.1 million related to STI Black Hawk which and (ii) $1.5 million related to STI Notting Hill.
In January 2021, we drew down $2.1 million from ING Credit Facility to partially finance the purchase and installations of scrubbers on two LR2 product tankers (STI Grace and STI Jermyn).
The ING Credit Facility was repaid in full during the year ended December 31, 2021 when the amounts borrowed were refinanced with a portion of the proceeds from the 2021 $146.3 Million Lease Financing, the 2021 AVIC Lease Financing, the 2021 CMBFL Lease Financing, the 2021 TSFL Lease Financing, and the 2021 CSSC Lease Financing. These lease financing arrangements are described below.
The amount outstanding relating to this facility was $191.3 million as of December 31, 2020, and we were in compliance with the financial covenants under this facility as of that date.
2018 NIBC Credit Facility
In June 2018, we executed an agreement with NIBC Bank N.V. for a $35.7 million term loan facility (the "2018 NIBC Credit Facility"). This facility was fully drawn in August 2018, and the proceeds were used to refinance the existing indebtedness related to two MR product tankers (STI Memphis and STI Soho). Additionally, in August 2019, we executed an agreement to upsize the existing NIBC Credit Facility by $3.1 million in aggregate, the proceeds of which were used to partially finance the purchase and installation of scrubbers on the two vessels that were collateralized under this facility. In April 2020, we drew down $3.1 million on the scrubber portion of this facility.
The 2018 NIBC Credit Facility was repaid in full during the year ended December 31, 2021 when the amounts borrowed were refinanced with a portion of the proceeds from the 2021 AVIC Lease Financing, as described below.
The amount outstanding relating to this facility was $31.1 million as of December 31, 2020. We were in compliance with the financial covenants relating to this facility as of that date.
Credit Agricole Credit Facility
As part of the closing of the four LR1s that were acquired from Navig8 Product Tankers Inc. in June 2017, we assumed the outstanding indebtedness under a senior secured term loan with Credit Agricole (the "Credit Agricole Credit Facility"). STI Excel, STI Excelsior, STI Expedite and STI Exceed are pledged as collateral under this facility. Repayments are being made in equal quarterly installments of $2.1 million in aggregate in accordance with a 15-year repayment profile with a balloon payment due upon maturity, which occurs between November 2022 and February 2023 (depending on the vessel). The facility bears interest at LIBOR plus a margin of 2.75% per annum.
Our Credit Agricole Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loan outstanding under the credit facility.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2021 and 2020 were $72.8 million and $80.7 million. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO / K-Sure Credit Facility
We assumed the outstanding indebtedness on a senior secured credit facility with ABN AMRO Bank N.V. and Korea Trade Insurance Corporation, or K-Sure, as part of the September 2017 acquisition of Navig8 Product Tankers Inc. (the "ABN AMRO / K-Sure Credit Facility"). Two LR1s (STI Precision and STI Prestige) are collateralized under this facility and the facility consisted of two separate tranches, a $11.5 million commercial tranche and a $43.8 million K-Sure tranche.
The ABN AMRO / K-Sure Credit Facility was repaid in full during the year ended December 31, 2021 when the amounts borrowed were refinanced with a portion of the proceeds from the 2021 $43.6 Million Credit Facility, as described below.
Additionally, we had an aggregate of $0.5 million on deposit in a debt service reserve account in accordance with the terms and conditions of this facility. The funds deposited in this account were not freely available and were released upon the final repayment. The balance in this account was previously recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2020
The carrying value of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2020 was $40.6 million, and we were in compliance with the financial covenants relating to this facility as of that date.
Citibank / K-Sure Credit Facility
We assumed the outstanding indebtedness under a senior secured credit facility with Citibank N.A., London Branch, Caixabank, S.A., and K-Sure, as part of the September 2017 acquisition of Navig8 Product Tankers Inc. (the "Citibank / K-Sure Credit Facility"). Four LR1s (STI Excellence, STI Executive, STI Experience, and STI Express) are collateralized under this facility. The facility consists of two separate tranches, a $25.1 million commercial tranche and a $91.2 million K-Sure tranche, which represents the amounts assumed from Navig8 Product Tankers Inc. ("NPTI").
The commercial tranche bears interest at LIBOR plus 2.50% per annum, and the K-Sure tranche bears interest at LIBOR plus 1.60% per annum. Repayments on the K-Sure tranche are being made in equal quarterly installments of $2.1 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity, and the commercial tranche is scheduled to be repaid via a balloon payment upon maturity which occurs between March and May 2022 (depending on the vessel). The K-Sure tranche fully matures between March and May 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our Citibank / K-Sure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.
Additionally, we have an aggregate of $4.0 million on deposit in a debt service reserve account as of December 31, 2021 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as current Restricted Cash on our consolidated balance sheet as of December 31, 2021 and as non-current Restricted Cash as of December 31, 2020.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2021 and 2020 were $77.8 million and $84.5 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO / SEB Credit Facility
In June 2018, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and Skandinaviska Enskilda Banken AB for up to $120.6 million (the "ABN AMRO / SEB Credit Facility"). This loan was fully drawn in June 2018, and the proceeds were used to refinance the existing indebtedness of $87.6 million under our K-Sure Credit Facility relating to five vessels consisting of one Handymax product tanker (STI Hammersmith), one MR product tanker (STI Westminster), and three LR2 product tankers (STI Connaught, STI Winnie and STI Lauren).
Additionally, in September 2019, we executed an agreement with the lenders under this facility to upsize the credit facility by up to $6.3 million, which was fully drawn in 2020 with the proceeds used to partially finance the purchase and installation of scrubbers on four of the vessels that were collateralized under this facility.
The amount outstanding related to this facility as of December 31, 2020 was $97.9 million. We were in compliance with the financial covenants relating to this facility as of that date.
The ABN AMRO / SEB Credit Facility was repaid in full during the year ended December 31, 2021 when the amounts borrowed were refinanced with portions of the proceeds from the 2021 CMBFL Lease Financing and the 2021 $146.3 Million Credit Facility, as described below.
Hamburg Commercial Bank Credit Facility
In November 2019, we executed an agreement with Hamburg Commercial Bank AG for a senior secured term loan facility for $43.65 million (the "Hamburg Commercial Bank Credit Facility"), of which, (i) $42.2 million (Tranche 1) was used to refinance the existing debt for STI Veneto and STI Poplar, (which were previously financed under the KEXIM Credit Facility), and (ii) $1.4 million (Tranche 2) was used to finance the purchase and installation of a scrubber on STI Veneto. We refer to this facility as our Hamburg Commercial Bank Credit Facility. Tranche 1 was drawn in December 2019, and we repaid the outstanding indebtedness of $31.0 million related to these vessels under our KEXIM Credit Facility as part of this transaction. Tranche 2 was drawn in April 2020
Both tranches of the Hamburg Commercial Bank Credit Facility mature in November 2024, bear interest at LIBOR plus a margin of 2.25% per annum and are scheduled to be repaid in equal quarterly installments of $0.8 million per quarter, in aggregate, with a balloon payment due upon maturity.
Our Hamburg Commercial Bank Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1,000,000,000 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after December 31, 2018.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 134% of the loan outstanding.
The amounts outstanding under this facility as of December 31, 2021 and 2020 were $37.0 million and $40.3 million, respectively, and we were in compliance with the financial covenants as of those dates.
Prudential Credit Facility
In November 2019, we executed an agreement with Prudential Private Capital for a senior secured term loan facility for $55.5 million (the "Prudential Credit Facility"). The loan facility was fully drawn in December 2019, and a portion of the proceeds was used to refinance the outstanding indebtedness of $35.6 million for STI Clapham, STI Camden and STI Acton, which were previously financed under the KEXIM Credit Facility.
The Prudential Credit Facility has a final maturity of December 2025 and bears interest at LIBOR plus a margin of 3.00% per annum. The loan is scheduled to be repaid in monthly installments of $0.5 million per month, in aggregate, with a balloon payment due upon maturity.
Our Prudential Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1,000,000,000 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be no less than 125% of the loan outstanding.
The amounts outstanding as of December 31, 2021 and 2020 were $44.8 million and $50.4 million, respectively, and we were in compliance with the financial covenants as of those dates.
2019 DNB / GIEK Credit Facility
In November 2019, we executed a $55.5 million term loan facility with DNB Bank ASA and the Norwegian Export Credit Guarantee Agency (“GIEK”). The loan is comprised of two facilities: (i) an ECA facility of $47.2 million (which is comprised of a $41.6 million tranche which is guaranteed by GIEK, or the “GIEK Tranche”, and a $5.6 million commercial tranche or the “Commercial Bank Tranche”) and (ii) a commercial facility of $8.3 million, or the “Commercial Facility." These facilities are collectively referred to as the 2019 DNB/GIEK Credit Facility.
In March 2020, we drew $31.9 million from this facility to refinance the existing debt on an LR2, STI Sloane, that was previously financed under the KEXIM Credit Facility. We repaid the outstanding indebtedness of $17.4 million related to this vessel on the KEXIM Credit Facility as part of this transaction. In December 2020, we drew $23.7 million from this credit facility to refinance the existing indebtedness on an LR2 product tanker, STI Condotti, which was previously financed under the KEXIM Credit Facility and repaid $15.9 million on the KEXIM Credit Facility as part of this transaction.
The 2019 DNB / GIEK Credit Facility matures in July 2024. The GIEK tranche bears interest at LIBOR plus a margin of 2.50% per annum, and the Commercial Bank and Commercial Facility tranches bear interest at LIBOR plus a margin of 2.50% per annum. The 2019 DNB / GIEK Credit Facility is scheduled to be repaid in equal quarterly installments of approximately $1.8 million per quarter with a balloon payment due at maturity.
Our 2019 DNB/GIEK Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through the second anniversary of the date of the agreement and 135% at all times thereafter.
The amounts outstanding as of December 31, 2021 and 2020 were $45.5 million and $52.6 million, respectively, and we were in compliance with the financial covenants as of those dates.
BNPP Sinosure Credit Facility
In December 2019, we executed a senior secured term loan facility with BNP Paribas and Skandinaviska Enskilda Banken AB for up to $134.1 million. This loan is split into two facilities, (i) a commercial facility for up to $67.0 million (the "Commercial Facility"), and (ii) a Sinosure facility for up to $67.0 million (the "Sinosure Facility"), which was funded by the lenders under the commercial facility and insured by the China Export & Credit Insurance Corporation ("Sinosure"). These facilities are collectively referred to as the BNPP Sinosure Credit Facility.
In March 2020, we drew $42.1 million from this facility to partially finance the purchase and installation of scrubbers on 22 vessels. This borrowing is collateralized by two of our vessels (STI Park and STI Fulham) that were previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $28.8 million related to these vessels on our KEXIM Credit Facility as part of this transaction.
In June 2020, we drew $24.9 million from this facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by one of our LR2 product tankers (STI Elysees), which was previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $17.8 million related to this vessel on our KEXIM Credit Facility as part of this transaction.
In September 2020, we drew $24.9 million from this facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by one of our LR2 product tankers (STI Orchard), which was previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $16.2 million related to this vessel on our KEXIM Credit Facility as part of this transaction.
In December 2020, we drew down $9.6 million from our BNPP Sinosure Credit Facility to partially finance the purchase of scrubbers on five vessels. This borrowing is collateralized by a Handymax product tanker (STI Hackney), which was previously financed under the KEXIM Credit Facility. We repaid $9.9 million on the KEXIM Credit Facility as part of this transaction.
In January 2021, we signed an agreement to extend the availability period under this loan facility to June 15, 2022 from March 15, 2021 (the "Extension Agreement").
In March 2021, we drew $1.9 million from our BNPP Sinosure Credit Facility to partially finance the purchase and installation of a scrubber on an MR product tanker.
A total of $103.4 million has been drawn, with remaining availability of $27.6 million until March 15, 2022, then $26.0 million until June 15, 2022, under the Extension Agreement. The BNPP Sinosure Credit Facility is split into 70 tranches each of which represent the lesser of 85% of the purchase and installation price of 70 scrubbers, or $1.9 million per scrubber (not to exceed 65% of the fair value of the collateral vessels). The Sinosure Facility and the Commercial Facility bear interest at LIBOR plus a margin of 1.80% and 2.80% per annum, respectively. Based on the amounts drawn as of December 31, 2021, the Sinosure Facility is scheduled to be repaid in 10 semi-annual installments of $5.2 million in aggregate (which may increase to $6.7 million once the loan is fully drawn, with separate repayment periods as each tranche of the loan is drawn) and the Commercial Facility is scheduled to be repaid at the final maturity date of the facility, or October 2025.
Our BNPP Sinosure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through December 31, 2022 and 135% at all times thereafter.
The amounts outstanding as of December 31, 2021 and 2020 were $86.3 million and $94.7 million, respectively, and we were in compliance with the financial covenants as of those dates.
2020 $225.0 Million Credit Facility
In May 2020, we executed the 2020 $225.0 Million Credit Facility with a group of European financial institutions. In June 2020 we drew down $101.2 million from this facility to refinance the existing debt on four LR2s (STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby) that were previously financed under the ABN AMRO Credit Facility (which was scheduled to mature during the third quarter of 2020). We repaid the outstanding indebtedness of $87.7 million under our ABN AMRO Credit Facility as part of this transaction.
In September 2020, we drew down $43.7 million from this facility to refinance the existing debt on two LR1s (STI Pride and STI Providence) that were previously financed under our CMBFL Lease Financing arrangement and we repaid $54.0 million on our CMBFL Lease Financing arrangement as part of this transaction. In connection with this repayment, approximately $2.0 million was released from restricted cash that was previously held in a deposit account under the terms and conditions of our CMBFL Lease Financing Arrangement.
In October and November 2020, we drew down an aggregate of $71.8 million from this facility to refinance the existing debt on three LR2 product tankers, STI Nautilus, STI Guard, and STI Gallantry, all of which were previously financed under the CSSC Lease Financing arrangement. We repaid $81.7 million on the CSSC Lease Financing and CSSC Scrubber Lease Financing arrangements, and a $1.6 million prepayment fee was paid as part of these transactions.
The remaining availability of $2.2 million under the 2020 $225.0 Million Credit Facility to partially finance the purchase and installation of scrubbers on two LR2s was terminated in December 2020.
In December 2021, we closed on the sale and leaseback transactions for two LR2 product tankers (STI Gallantry and STI Guard) with Ocean Yield ASA (the “2021 Ocean Yield Lease Financing”, which is described below) and a portion of the proceeds were used to repay the aggregate outstanding indebtedness of $42.3 million relating to these vessels under the 2020 $225.0 Million Credit Facility.
This facility has a final maturity of five years from the closing date of the loan, bears interest at LIBOR plus a margin, and is scheduled to be repaid in equal installments of approximately $4.1 million per quarter (after taking into consideration the above mentioned repayments), in aggregate, with a balloon payment due at maturity.
Our 2020 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.4 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans outstanding and the swap exposure under the credit facility through May 2022 and 140% at all times thereafter.
The amounts outstanding as of December 31, 2021 and 2020 were $145.6 million and $208.9 million, respectively, and we were in compliance with the financial covenants as of those dates.
2021 $21.0 Million Credit Facility
In February 2021, we drew down $21.0 million on a term loan facility with a European financial institution (the "2021 $21.0 Million Credit Facility"). The proceeds of this loan facility were used to refinance the outstanding debt on a LR2 product tanker, STI Madison, that was previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $15.9 million related to this vessel on the KEXIM Credit Facility in January 2021 upon its maturity. The loan facility has a final maturity of December 2022, bears interest at LIBOR plus a margin of 2.65% per annum, and is scheduled to be repaid in equal quarterly installments of approximately $0.6 million, with a balloon payment due upon maturity.
Our 2021 $21.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of not less than $1.0 billion plus (i) 25% of the positive consolidated net income for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.
The amount outstanding as of December 31, 2021 was $19.2 million, and we were in compliance with the financial covenants as of that date.
2021 $43.6 Million Credit Facility
In November 2021, we closed on a senior secured term loan facility for two LR1 product tankers (STI Precision and STI Prestige) with an international financial institution (the “2021 $43.6 Million Credit Facility”). The borrowing amount under the agreement was $43.6 million and part of the proceeds were used to repay the aggregate outstanding indebtedness of $38.9 million relating to these vessels under the ABN AMRO / K-Sure Credit Facility.
The credit facility is scheduled to mature five years from its drawdown date, bears interest at LIBOR plus an initial margin of 2.50% per annum, and is scheduled to be repaid in equal quarterly principal installments of approximately $1.1 million in aggregate for both vessels with a balloon payment at maturity. The margin for each vessel tranche may be adjusted on each anniversary of its drawdown date based upon the preceding calendar year’s performance of that vessel’s Annual Efficiency Ratio (“AER”) as calculated pursuant to the Poseidon Principles, where the margin may be reduced to a minimum of 2.35% per annum or increased to a maximum of 2.55% per annum. The remaining terms and conditions, including financial covenants, are similar to those set forth in our existing credit facilities.
Our 2021 $43.6 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of not less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 125% of the then aggregate outstanding principal amount of the loans under the credit facility.
The amount outstanding as of December 31, 2021 was $43.6 million, and we were in compliance with the financial covenants as of that date.
Lease financing arrangements
The below summarizes the key terms of our lease financing arrangements.  For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing.  As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that each transaction is a sale and leaseback transaction which does not meet the criteria for a sale under IFRS 15.  Accordingly, the cash received in the transfer has been accounted for as a liability under IFRS 9, and each arrangement has been recorded at amortized cost using the effective interest method, with the corresponding vessels being recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions as well as subjective acceleration clauses under which the lessor could cancel the lease in the event of a material adverse change in the Company’s business.
Ocean Yield Lease Financing
We assumed the obligations under a lease financing arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) in connection with the September 2017 acquisition of Navig8 Product Tankers Inc. (the "Ocean Yield Lease Financing). Under this arrangement, each vessel is subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing LIBOR rates.
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates LIBOR plus 5.40% per annum. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition) were $126.3 million and $137.4 million as of December 31, 2021 and 2020, respectively. We were in compliance with the financial covenants as of those dates.
BCFL Lease Financing (LR2s)
We assumed the obligations of a lease financing arrangement with Bank of Communications Finance Leasing Co Ltd., or BCFL, for three LR2 tankers (STI Solace, STI Solidarity, and STI Stability) as part of the September 2017 acquisition of Navig8 Product Tankers Inc. (the "BCFL Lease Financing (LR2s)"). Under the arrangement, each vessel is subject to a 10-year bareboat charter which expires in July 2026. Charterhire under the arrangement is determined in advance, on a quarterly basis and is calculated by determining the payment based off of the then outstanding balance, the time to expiration and an interest rate of LIBOR plus 3.50% per annum. Using the forward interest swap curve at December 31, 2021, future monthly principal payments are estimated to be $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
In April 2020, we executed an agreement to increase the borrowing capacity of our BCFL Lease Financing arrangements (LR2s) by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement will be for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew $1.9 million to partially finance the purchase and installation of a scrubber on one vessel, and in January 2021, we drew $3.8 million to partially finance the purchase and installation of scrubbers on two vessels.
Additionally, we have an aggregate of $0.8 million on deposit in a deposit account as of December 31, 2021 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2021 and 2020, respectively.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition) were $77.6 million and $84.0 million as of December 31, 2021 and 2020, respectively. We were in compliance with the financial covenants as of those dates.
CSSC Lease Financing and CSSC Scrubber Lease Financing
We assumed the obligations under a lease financing arrangement with CSSC (Hong Kong) Shipping Company Limited, or CSSC, for eight LR2 tankers (STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude) as part of the September 2017 acquisition of Navig8 Product Tankers Inc. (the "CSSC Lease Financing").
Under the arrangement, each vessel is subject to a 10-year bareboat charter which expire throughout 2026 and 2027 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed repayment amount of $0.2 million per month per vessel plus a variable component calculated at LIBOR plus 4.60% per annum. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
Additionally, in September 2019, we executed an agreement with CSSC to increase the borrowing capacity by up to $12.5 million to partially finance the purchase and installation of scrubbers on the eight LR2s (the "CSSC Scrubber Lease Financing"). In December 2019, $11.0 million was borrowed under this arrangement to partially finance the purchase and installation of seven scrubbers, and in August 2020, we drew down $1.6 million to partially finance the purchase and installation of a scrubber on one vessel. The upsized portion of the lease financing bears interest at LIBOR plus a margin of 3.80% per annum, matures two years from the date of the drawdown and is being repaid in monthly installment payments of approximately $0.3 million in aggregate after the repayments noted below.
In October and November 2020, we repaid $81.7 million on the CSSC Lease Financing and CSSC Scrubber Lease Financing arrangements, and we paid a $1.6 million prepayment fee when we refinanced the existing debt on STI Nautilus, STI Guard, and STI Gallantry.
In September 2021, we amended and restated the terms of the CSSC Lease Financing and CSSC Scrubber Lease Financing arrangements for the remaining five LR2 vessels (STI Gratitude, STI Gladiator, STI Gauntlet, STI Guide and STI Goal). Under the terms of the amended and restated agreement, the borrowing amount increased to $140.7 million from $128.9 million at the time of the transaction (which is inclusive of scrubber financing), resulting in a net additional borrowing of $11.8 million.
The tenor of the arrangement remained unchanged with each lease scheduled to expire throughout 2026 and 2027, however the amended and restated lease contains an option to extend the lease for each vessel by an additional 24 months. The interest under the amended and restated agreement was reduced to LIBOR plus a margin of 3.50% per annum and the principal balance is scheduled to be repaid in equal installments of approximately $0.2 million per vessel per month. Each lease also contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the effective date of the amended agreement, with a purchase obligation for each vessel upon the expiration of each agreement.
Our CSSC Lease Financing arrangement includes a financial covenant that requires the fair market value of each vessel that is leased under this facility to at all times be no less than 125% of the applicable outstanding balance for such vessel.
This transaction was accounted for as an amendment to the original financial liability under IFRS 9 as the terms of the amended and restated arrangement were determined to not be substantially different than that of the original arrangement. Pursuant to IFRS 9, where an existing financial liability is modified, a gain or loss should be recognized as the difference between the original contractual cash flows and the modified contractual cash flows discounted using the original effective interest rate. This calculation resulted in a gain of $2.9 million, which consisted of the gain arising from the present value calculation of the modified contractual cash flows, offset by fees paid to the lessor.
The carrying values of the amounts due under the arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation and of the modification) were $133.0 million and $141.4 million as of December 31, 2021 and 2020, respectively. We were in compliance with the financial covenants under these arrangements as of those dates.
BCFL Lease Financing (MRs)
In September 2017, we entered into agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) with Bank of Communications Finance Leasing Co Ltd., or BCFL, for a sales price of $27.5 million per vessel (the "BCFL Lease Financing (MRs)"). The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017, the financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement is for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, and we have three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement (as applicable).
In April 2020, we executed an agreement to increase the borrowing capacity of our BCFL Lease Financing arrangements (MRs) by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement is for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew $1.9 million to partially finance the purchase and installation of a scrubber on one vessel and in January 2021, we drew $5.8 million to partially finance the purchase and installation of scrubbers on three vessels.
Our BCFL Lease Financing (MRs) includes a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned $5.1 million deposit shall at all times be no less than 100% of the then outstanding balance plus the aforementioned $5.1 million deposit.
The aggregate outstanding balances under this arrangement were $68.9 million and $77.7 million as of December 31, 2021 and 2020, respectively. We were in compliance with the financial covenants as of those dates.
2018 CMBFL Lease Financing
In July 2018, we executed an agreement to sell and leaseback six MR product tankers (STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca) to CMB Financial Leasing Co., Ltd (the "2018 CMBFL Lease Financing"). The aggregate borrowing amount under the arrangement is $141.6 million and the sales closed in August 2018.
Each agreement is for a fixed term of eight years, and we have options to purchase the vessels at the start of the fourth year of each agreement. The lease bears interest at LIBOR plus a margin of 3.20% per annum and are scheduled to be repaid in quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date.
In December 2019, we amended and restated the agreement to increase the borrowing capacity to partially finance the purchase and installation of scrubbers on the six MRs that are currently part of the agreement. In May 2020, we drew an aggregate of $10.1 million under the scrubber portion of the 2018 CMBFL Lease Financing to partially finance the purchase and installation of scrubbers on the six MRs. The upsized portion of the lease financing has a final maturity of 3.5 years after the first drawdown, bears interest at LIBOR plus a margin of 3.10% per annum, and is scheduled to be repaid in quarterly principal payments of approximately $0.1 million per vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amounts outstanding, which include the scrubber and non-scrubber portions, were $112.0 million and $125.0 million as of December 31, 2021 and 2020, respectively. We were in compliance with the financial covenants under these arrangements as of those dates.
$116.0 Million Lease Financing
In August 2018, we executed an agreement to sell and leaseback two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Oxford and STI Selatar) in two separate transactions to an international financial institution (the $116.0 Million Lease Financing"). The net borrowing amount (which reflects the selling price less deposits and commissions to the lessor) under the arrangement was $114.8 million in aggregate, consisting of $23.8 million per MR and $33.7 million per LR2.
Under the terms of these agreements, we will bareboat charter-in the vessels for a period of seven years at $7,935 per day for each MR and $11,040 per day for each LR2 (which includes both the principal and interest components of the lease). In addition, we have purchase options beginning at the end of the third year of each agreement, and a purchase obligation for each vessel upon the expiration of each agreement.
In April 2020, we executed agreements to increase the borrowing capacity of four vessels under our $116.0 Million Lease Financing by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on these vessels. Each agreement is for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest. In July 2020, we drew $5.7 million to partially finance the purchase and installation of scrubbers on three vessels. In January 2021, we drew $1.9 million to partially finance the purchase and installation of scrubbers on one vessel.
We are subject to certain terms and conditions under the $116.0 Million Lease Financing, including a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned deposits shall at all times be no less than 111% of the then outstanding balance plus the aforementioned deposits. The LR2 tankers in this facility are grouped for purposes of this test.
The amounts outstanding, which include the scrubber and non-scrubber portions, were $95.8 million and $103.8 million as of December 31, 2021 and 2020, respectively. We were in compliance with the financial covenants as of those dates.
AVIC Lease Financing
In July 2018, we executed an agreement to sell and leaseback three MR product tankers (STI Ville, STI Fontvieille and STI Brooklyn) and two LR2 product tankers (STI Rose and STI Rambla) to AVIC International Leasing Co., Ltd. (the "AVIC Lease Financing"). The borrowing amounts under the arrangement are $24.0 million per MR and $36.5 million per LR2 ($145.0 million in aggregate). These transactions closed in August and September 2018.
Each agreement is for a fixed term of eight years, and we have options to purchase the vessels beginning at the end of the second year of each agreement. The leases bear interest at LIBOR plus a margin of 3.70% per annum and are scheduled to be repaid in quarterly principal installments of $0.5 million per MR and $0.8 million per LR2. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date.
Additionally, in February 2020, we executed an agreement to upsize the AVIC Lease Financing arrangement to finance the purchase and installation of scrubbers on two MRs (STI Fontvieille and STI Brooklyn) and two LR2 (STI Rose and STI Rambla) product tankers that are part of this arrangement. The upsized portion of the lease financing was to be used to finance up to the lesser of 80% of the purchase and installation price of the scrubbers or 80% of the appreciated value of the vessel. In December 2020, we drew $4.6 million from the upsized portion of this arrangement to partially finance the purchase and installation of scrubbers on three vessels that are currently part of this arrangement, one MR (STI Brooklyn) and two LR2s. The upsized portion of the lease financing has a final maturity of three years after the first drawdown, bears interest at LIBOR plus a margin of 4.20% per annum and is scheduled to be repaid in quarterly principal payments of approximately $0.4 million, in aggregate, for all three vessels.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $650.0 million.
•The fair market value of each grouped vessels (MRs or LR2s) leased under the facility shall at all times be no less than 110% of the outstanding balance for such grouped vessels (MRs or LR2s).
The outstanding amounts, which include the scrubber and non-scrubber portions, were $106.4 million and $119.7 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants as of those dates.
China Huarong Lease Financing
In August 2018, we closed on the sale and leaseback of six 2014 built MR product tankers, (STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina) to China Huarong Shipping Financial Leasing Co., Ltd. (the "China Huarong Lease Financing"). The borrowing amount under the arrangement is $144.0 million in aggregate.
Each agreement is for a fixed term of eight years, and we have options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.50% per annum and will be repaid in equal quarterly principal installments of $0.6 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date.
In September 2020 we received a commitment to upsize this arrangement by $2.0 million per vessel to partially finance the purchase and installation of scrubbers on these vessels. In January 2021, we executed the agreements on five of the vessels (STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina) and drew down $10.0 million under the upsized portion of this arrangement. Borrowings under the upsized portion bear interest at LIBOR plus a margin of 3.50% per annum and are scheduled to be repaid in equal quarterly installments of approximately $0.2 million per vessel for three years from the date of drawdown.
We are subject to certain terms and conditions under this arrangement, including the financial covenant that the we maintain consolidated tangible net worth of no less than $650.0 million. Additionally, during the scrubber loan period (between its drawdown date and maturity date), each vessel shall maintain a fair market value of no less than 115% of the total principal outstanding balance for such vessel.
The aggregate outstanding balances under this arrangement were $103.4 million and $110.3 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants relating to this facility as of those dates.
$157.5 Million Lease Financing
In October 2018, we sold and leased back six MR product tankers (STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa) and one LR2 product tanker (STI Alexis) to an international financial institution (the "$157.5 Million Lease Financing"). The borrowing amount under the arrangement was $157.5 million in aggregate, and these sales closed in October 2018.
Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.00% per annum and are scheduled to be repaid in equal quarterly principal installments of $0.5 million per MR and $0.6 million for the LR2. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
    The amounts outstanding were $109.7 million and $123.8 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants as of those dates.
COSCO Lease Financing
In September 2018, we executed an agreement to sell and leaseback two Handymax product tankers (STI Battersea and STI Wembley) and two MR product tankers (STI Texas City and STI Meraux) to Oriental Fleet International Company Limited (the "COSCO Lease Financing"). The amounts borrowed under the arrangement were $21.2 million for the Handymax vessels and $22.8 million for each of the MR vessels ($88.0 million in aggregate).
Each agreement is for a fixed term of eight years, and we have options to purchase the vessels beginning at the end of the second year of each agreement. The facility bears interest at LIBOR plus a margin of 3.60% per annum and is being repaid in quarterly installments of $0.5 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of total liabilities (less cash and cash equivalents) to total assets no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.
•The fair market value of each vessel leased under the facility shall at all times be no less than 110% of the outstanding balance for such vessel.
The amounts outstanding were $61.1 million and $68.8 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants as of those dates.
2020 CMBFL Lease Financing
In September 2020, we executed an agreement with CMB Financial Leasing Co., Ltd to sell and leaseback two MR product tankers (STI Leblon and STI Bosphorus). The aggregate borrowing amount under the arrangement was $45.4 million, which was drawn in September 2020 (the "2020 CMBFL Lease Financing"). A portion of the proceeds were utilized to repay $30.1 million of the outstanding indebtedness relating to these two vessels under our 2017 Credit Facility.
Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.20% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase option at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
The amounts outstanding were $41.3 million and $44.6 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants as of those dates.
2020 TSFL Lease Financing
In November 2020, we executed an agreement with Taiping & Sinopec Financial Leasing Co., Ltd. (the "2020 TSFL Lease Financing") to sell and leaseback two MR product tankers (STI Galata and STI La Boca). The aggregate borrowing amount under the arrangement was $47.3 million, which was drawn in November 2020. A portion of the proceeds were utilized to repay $29.3 million of the outstanding indebtedness relating to these two vessels under our 2017 Credit Facility.
Each agreement is for a fixed term of seven years and we have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.20% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amounts outstanding were $43.9 million and $47.3 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants as of those dates.
2020 SPDBFL Lease Financing
In November 2020, we executed an agreement with SPDB Financial Leasing Co., Ltd to sell and leaseback four MR product tankers (STI Donald C Trauscht, STI Esles II, STI San Telmo, and STI Jardins). The aggregate borrowing amount under the arrangement was $96.5 million, which was drawn in November and December 2020 (the "2020 SPDBFL Lease Financing"). A portion of the proceeds were utilized to repay $62.9 million of the outstanding indebtedness relating to these vessels under our 2017 Credit Facility. In connection with these repayments, approximately $5.0 million was released from restricted cash that was previously held in a debt service reserve account under the terms and conditions of the 2017 Credit Facility.
The agreements for STI Donald C Trauscht and STI San Telmo are for a fixed term of seven years. The agreements for STI Esles and STI Jardins are for a fixed term of eight years. Each of the agreements have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.05% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of their term (which is equal to the outstanding principal balance at that date). Additionally, coinciding with the first payment dates in the first quarter of 2021, we were required to deposit with the lessor 3% of the borrowing amount, or $2.9 million in aggregate. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $650.0 million.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The carrying values of the amounts due under the arrangement (net of the deposits made during 2021) were $87.1 million and $96.5 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants as of those dates.
2021 AVIC Lease Financing
In February 2021, we closed on the sale and leaseback of two vessels (STI Memphis and STI Soho) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $44.2 million (the “2021 AVIC Lease Financing”). We repaid the outstanding indebtedness of $30.1 million related to these vessels on the 2018 NIBC Credit Facility as part of these transactions. In March 2021, we closed on the sale and leaseback of two additional vessels (STI Lombard and STI Osceola) under the 2021 AVIC Lease Financing for aggregate proceeds of $53.1 million. We repaid the outstanding indebtedness of $29.6 million related to these vessels on the ING Credit Facility as part of these transactions.
Under the 2021 AVIC Lease Financing, each vessel is subject to a nine-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.45% per annum and are scheduled to be repaid in equal aggregate quarterly repayments of approximately $1.8 million. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation upon the expiration of each agreement. Additionally, we are required to deposit with the lessor 1% of the borrowing amount, or $1.0 million in aggregate.
Our 2021 AVIC Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 115% of the then aggregate outstanding principal amount on or before the third anniversary date of the delivery of the vessel and 120% thereafter.
The carrying values of the amounts due under the arrangement (net of the deposits made during 2021) was $90.9 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
2021 CMBFL Lease Financing
In March 2021, we received a commitment to sell and leaseback four Handymax vessels (STI Comandante, STI Brixton, STI Pimlico and STI Finchley) and one MR (STI Westminster) from CMB Financial Leasing Co. Ltd, or CMBFL (the "2021 CMBFL Lease Financing"). In March 2021, we closed on the sale and leaseback of the four aforementioned Handymax vessels under the 2021 CMBFL Lease Financing for aggregate proceeds of $58.8 million and repaid the outstanding indebtedness of $46.7 million related to these vessels on the ING Credit Facility as part of these transactions. In April 2021, we closed on the sale and leaseback of STI Westminster for aggregate proceeds of $20.25 million and repaid the outstanding indebtedness of $16.1 million related to this vessel on the ABN AMRO / SEB Credit Facility as part of this transaction.
Under the 2021 CMBFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.25% per annum for the Handymax vessels and 3.20% per annum for the MR vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the third anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 CMBFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
The amount outstanding was $74.6 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
2021 TSFL Lease Financing
In March 2021, we closed on the sale and leaseback of three MR vessels (STI Black Hawk, STI Notting Hill and STI Pontiac) with Taiping & Sinopec Financial Leasing Co., Ltd. for aggregate proceeds of $57.7 million (the "2021 TSFL Lease Financing"). We repaid the outstanding indebtedness of $40.7 million related to these vessels on the ING Credit Facility as part of these transactions.
Under the 2021 TSFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.20% per annum and are scheduled to be repaid in equal quarterly principal installments of approximately $0.4 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 TSFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amount outstanding was $54.4 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
2021 CSSC Lease Financing
In May 2021, we closed on the sale and leaseback of two LR2 vessels (STI Grace and STI Jermyn) with CSSC (Hong Kong) Shipping Company Limited (the "2021 CSSC Lease Financing") for aggregate proceeds of $57.4 million. We repaid the aggregate outstanding indebtedness of $36.9 million related to these two vessels on the ING Credit Facility as part of this transaction.
Under the 2021 CSSC Lease Financing, each vessel is subject to a six-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.50% per annum and are scheduled to be repaid in equal principal installments of approximately $0.2 million per vessel per month. Each agreement contains purchase options beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation for each vessel upon the expiration of each agreement.
Our 2021 CSSC Lease Financing includes a covenant that requires that the fair market value of each vessel leased under the facility shall at all times be no less than 125% of the outstanding balance for such vessel.
The amount outstanding was $53.9 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
2021 $146.3 Million Lease Financing
In November 2021, we closed on the sale and leaseback transactions for four LR2 product tankers (STI Connaught, STI Winnie, STI Lauren and STI Broadway) and two Handymax product tankers (STI Rotherhithe and STI Hammersmith) with an international financial institution (the “2021 $146.3 Million Lease Financing”). The borrowing amount under the agreement was $146.3 million in aggregate and part of the proceeds were used to repay the aggregate outstanding indebtedness of $105.0 million relating to these vessels under the ING Credit Facility and ABN AMRO / SEB Credit Facility.
Under this lease financing arrangement, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.30% per annum and are scheduled to be repaid in equal quarterly principal installments of approximately $0.7 million on three LR2 vessels, $0.6 million on one LR2 vessel and $0.4 million per Handymax vessel. Each agreement contains purchase options beginning at the end of the second year with a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 110% of the outstanding balance for such vessel.
The amount outstanding was $146.3 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
2021 Ocean Yield Lease Financing
In December 2021, we closed on the sale and leaseback transactions for two LR2 product tankers (STI Gallantry and STI Guard) with Ocean Yield ASA (the “2021 Ocean Yield Lease Financing”). The borrowing amount under the agreements was $70.2 million in aggregate, and part of the proceeds were used to repay the aggregate outstanding indebtedness of $42.3 million relating to these vessels under the 2020 $225.0 Million Credit Facility.
Under this lease financing arrangement, each vessel is subject to a ten-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin per annum and are scheduled to be repaid in equal monthly principal installments of approximately $0.2 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels on the fourth, fifth, and seventh anniversary dates from the effective date of each agreement, with a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000per each time chartered-in vessel.
The amount outstanding was $69.8 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
Unsecured debt
Senior Notes Due 2020
On May 12, 2014, we issued $50.0 million in aggregate principal amount of 6.75% Senior Notes due May 2020, or our "Senior Notes Due 2020," and on June 9, 2014, we issued an additional $3.75 million aggregate principal amount of Senior Notes Due 2020 when the underwriters partially exercised their option to purchase additional Senior Notes Due 2020 on the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2020 were $51.8 million after deducting the underwriters’ discounts, commissions and offering expenses.
In May 2020, our Senior Notes due 2020 matured, and the outstanding principal balance of $53.8 million was repaid in full.
Senior Notes Due 2025
In May 2020, we issued $28.1 million aggregate principal amount of 7.00% senior unsecured notes due June 30, 2025, or our "Senior Notes Due 2025", in an underwritten public offering. This amount includes $3.1 million related to the partial exercise of the underwriters’ option to purchase additional Senior Notes due 2025 under the same terms and conditions. The aggregate net proceeds were approximately $26.5 million after deducting underwriting commissions and offering expenses.
In January 2021, we entered into a note distribution agreement (the "Distribution Agreement") with B. Riley Securities, Inc. as the sales agent (the "Agent") under which we may offer and sell, from time to time, up to an additional $75.0 million aggregate principal amount of our Senior Notes Due 2025 (the "Additional Notes").
Any Additional Notes sold will be issued under that certain indenture pursuant to which we previously issued $28.1 million aggregate principal amount our Senior Notes Due 2025, on May 29, 2020 (the "Initial Notes"). The Additional Notes will have the same terms as the Initial Notes (other than date of issuance), form a single series of debt securities with the Initial Notes and have the same CUSIP number and be fungible with the Initial Notes immediately upon issuance, including for purposes of notices, consents, waivers, amendments and any other action permitted under the aforementioned indenture. The Senior Notes Due 2025 are listed on the NYSE under the symbol “SBBA.”
Sales of the Additional Notes may be made over a period of time, and from time to time, through the Agent, in transactions involving an offering of the Senior Notes Due 2025 into the existing trading market at prevailing market prices. During the year ended December 31, 2021, we issued $42.1 million aggregate principal amount of Senior Notes due 2025 under the program, resulting in $41.2 million in aggregate net proceeds (net of underwriters commissions and expenses)
The Senior Notes Due 2025 bear interest at a coupon rate of 7.0% per year, payable quarterly in arrears on the 30th day of March, June, September, and December of each year. Coupon payments commenced on June 30, 2020. We may redeem the Senior Notes Due 2025 in whole or in part, at our option, at any time (i) on or after June 30, 2022 and prior to June 30, 2023, at a redemption price equal to 102% of the principal amount to be redeemed, (ii) on or after June 30, 2023 and prior to June 30, 2024, at a redemption price equal to 101% of the principal amount to be redeemed, and (iii) on or after June 30, 2024 and prior to maturity, at a redemption price equal to 100% of the principal amount to be redeemed, in each case plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes Due 2025 are a senior unsecured obligation and rank equally with all of our existing and future senior unsecured and unsubordinated debt, are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and are structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2025. The Senior Notes Due 2025 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof.
The Senior Notes Due 2025 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. Prior to June 30, 2022, we may repurchase in whole, but not in part, the Senior Notes Due 2025 at a redemption price equal to 104% of the principal amount of the Senior Notes Due 2025 to be repurchased, plus accrued and unpaid interest to, but excluding, the date of redemption upon the occurrence of certain change of control events.
The financial covenants under our Senior Notes Due 2025 include:
•Net borrowings shall not equal or exceed 70% of total assets.
•Net worth shall always exceed $650.0 million.
The carrying values of the Senior Notes Due 2025 (net of unamortized net discount on the Additional Notes issued at market price during 2021) were $70.1 million and $28.1 million as of December 31, 2021 and 2020, respectively, and we were in compliance with the financial covenants relating to the Senior Notes Due 2025 as of those dates.
Convertible Notes Due 2022
In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million, respectively, in aggregate principal amount of our 3.00% senior Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of newly issued unsecured Convertible Notes due 2022 bearing interest at 3.00%, or our "Convertible Notes Due 2022". The Convertible Notes Due 2022 issued in July 2018 have identical terms, are fungible with and are part of the series of Convertible Notes Due 2022 issued in May 2018. Interest is payable semi-annually in arrears on November 15 and May 15 of each year, beginning on November 15, 2018. The Convertible Notes Due 2022 will mature on May 15, 2022, unless earlier converted or repurchased in accordance with their terms.
The conversion rate of the Convertible Notes Due 2022 was initially 25 common shares per $1,000 principal amount of Convertible Notes Due 2022 (equivalent to an initial conversion price of approximately $40.00 per share of our common stock), and is subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes Due 2022 (such as the payment of dividends).
The table below details the dividends issued during the years ended December 31, 2021 and 2020, and the corresponding effect on the conversion rate of the Convertible Notes Due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 2, 2020	$0.10	25.8763
June 1, 2020	$0.10	26.0200
September 9, 2020	$0.10	26.2463
November 23, 2020	$0.10	26.4810
March 2, 2021	$0.10	26.6617
May 21, 2021	$0.10	26.7879
September 9, 2021	$0.10	26.9419
December 3, 2021	$0.10	27.1571
(1) Per $1,000 principal amount of the Convertible Notes.
The Convertible Notes Due 2022 are freely convertible at the option of the holder on or after January 1, 2019 and prior to the close of business on the business day immediately preceding the maturity date, and could be converted at any time prior to the close of business on the business day immediately preceding January 1, 2019 only under the following circumstances:
•during any calendar quarter commencing after the calendar quarter ending on March 31, 2018 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 15 trading days (whether or not consecutive) during a period of 25 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;
•during the five-business day period after any five consecutive trading day period, or the Measurement Period, in which the trading price (as defined in the indenture) per $1,000 principal amount of Convertible Notes due 2022 for each trading day of the Measurement Period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day; or
•upon the occurrence of specified corporate events as defined in the indenture (e.g. consolidations, mergers, a binding share exchange or the transfer or lease of all or substantially all of our assets).
Upon conversion of the Convertible Notes Due 2022, holders will receive shares of the Company’s common stock. The Convertible Notes Due 2022 are not redeemable by the Company.
The Convertible Notes Due 2022 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change (as defined in the indenture), holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Upon the May and July 2018 issuances, we determined the initial carrying values of the liability components of the Convertible Notes Due 2022 to be $154.3 million and $12.2 million, respectively, based on the fair value of a similar liability that does not have any associated conversion feature. We utilized recent pricing (with adjustments made to align the tenor) on our (i) unsecured senior unsecured notes due 2019 bearing interest at 8.25% (which were repaid in March 2019), (ii) Senior Notes Due 2020 and (iii) the pricing on recently issued unsecured bonds in the shipping sector as the basis for this determination. The difference between the fair value of the liability component and the face value of the Convertible Notes Due 2022 is being amortized over the term of the Convertible Notes Due 2022 under the effective interest method and recorded as part of financial expenses. The residual values (the conversion feature) of $34.2 million and $2.8 million, respectively, were recorded to Additional paid-in capital upon issuance.
Between July 1, 2020 and September 30, 2020, we repurchased $52.3 million face value of our Convertible Notes Due 2022 at an average price of $894.12 per $1,000 principal amount, or $46.7 million. As a result of these repurchases, we reduced the liability component of the Convertible Notes Due 2022 by $47.7 million and we recorded a $1.0 million gain on repurchase of Convertible Notes within the consolidated statement of income or loss.
In March 2021 and June 2021, we completed the exchange of approximately $62.1 million and $19.4 million, respectively, in aggregate principal amount of Convertible Notes Due 2022 for approximately $62.1 million and $19.4 million, respectively in aggregate principal amount of new 3.00% Convertible Notes due 2025 (the "Convertible Notes Due 2025", which are described below) pursuant to separate, privately negotiated, agreements with certain holders of the Convertible Notes Due 2022, which we refer to as the 2021 Convertible Notes Exchanges.
We have accounted for the 2021 Convertible Notes Exchanges as extinguishments of the original financial liability and the recognition of a new liability on the basis that the terms of the Convertible Notes Due 2022 are substantially different to the terms of the Convertible Notes Due 2025. We recorded an aggregate loss on the extinguishment of the Convertible Notes Due 2022 of $5.5 million as a result of the 2021 Convertible Notes Exchanges, which primarily arose from (i) the difference between the carrying value and the face value of the Convertible Notes Due 2022 on the date of the exchange, and (ii) transaction costs directly attributable to the 2021 Convertible Notes Exchanges. We also determined that the fair value of the equity component of the exchanged portion of the Convertible Notes Due 2022 was approximately $1.5 million. This amount was recorded as a reduction to additional paid-in capital as a result of the 2021 Convertible Notes Exchanges
The carrying values of the liability component of the Convertible Notes Due 2022 as of December 31, 2021 and 2020, respectively, were $68.3 million and $140.7 million. We incurred $2.8 million of coupon interest and $4.7 million of non-cash accretion during the year ended December 31, 2021. We incurred $5.5 million of coupon interest and $8.4 million of non-cash accretion during the year ended December 31, 2020. We were in compliance with the covenants related to the Convertible Notes due 2022 as of those dates.
Convertible Notes Due 2025
As mentioned above, we completed the 2021 Convertible Notes Exchanges in March 2021 and June 2021. Additionally, in March 2021 and June 2021, we issued and sold $76.1 million and $42.4 million, respectively, in aggregate principal amount of Convertible Notes Due 2025 pursuant to separate, privately negotiated, agreements with certain investors in a private offering, which we refer to as the 2021 Convertible Notes Offerings. The Convertible Notes Due 2025 that were issued and sold in June 2021 as part of the 2021 Convertible Notes Offerings were issued at 102.25% of par, or $43.3 million, plus accrued interest.
The Convertible Notes Due 2025 that were issued in June 2021 have the same terms as (other than date of issuance), form a single series of debt securities with, have the same CUSIP number and are fungible with, the Convertible Notes Due 2025 that were issued in March 2021, including for purposes of notices, consents, waivers, amendments and any other action permitted under the Indenture.
Upon the March 2021 and June 2021 issuances, we determined the initial carrying value of the liability component of the Convertible Notes Due 2025, to be $132.9 million and $60.8 million, respectively. This determination was based on the fair value of a similar liability that does not have any associated conversion feature. We utilized the market pricing on unsecured bonds in the shipping sector as the basis for this determination. The residual value, attributable to the conversion feature, of $5.3 million and $2.4 million, was recorded to Additional paid-in capital upon the March 2021 and June 2021 issuances, respectively. The difference between the fair value of the liability component and the face value of the Convertible Notes Due 2025 is being accreted over the term of the Convertible Notes Due 2025 under the effective interest method and recorded as part of financial expenses.
The Convertible Notes Due 2025 are our senior, unsecured obligations and bear coupon interest at a rate of 3.00% per annum. Interest is payable semi-annually in arrears on May 15 and November 15 of each year, beginning on May 15, 2021. Additionally, commencing in March 2021, principal will accrete on the principal amount, compounded semi-annually, at a rate equal to approximately 5.5202% per annum, which principal amount, together with any accretions thereon, is the “Accreted Principal Amount”. The Accreted Principal Amount at maturity will equal 125.3% of par, which together with the 3.00% coupon interest rate, compounds to a yield-to-maturity of approximately 8.25%.
The Accreted Principal Amount feature is scheduled to accrete over the term of the Convertible Notes Due 2025 under the effective interest method and will be recorded as part of financial expenses. The following table sets forth the Accreted Principal Amount per $1,000 principal amount of the Convertible Notes due 2025 per the indenture as of the specified dates during the period from the issue date through the maturity date:

Date	Accreted Principal Amount
March 25, 2021	$100.0000
May 15, 2021	$100.7125
November 15, 2021	$103.3669
May 15, 2022	$106.1308
November 15, 2022	$109.0087
May 15, 2023	$112.0053
November 15, 2023	$115.1255
May 15, 2024	$118.3744
November 15, 2024	$121.7574
May 15, 2025	$125.2798
The Convertible Notes Due 2025 will mature on May 15, 2025, unless earlier converted, redeemed or repurchased in accordance with their terms. The conversion rate of the Convertible Notes Due 2025 was initially 26.6617 common shares per $1,000 principal amount of Convertible Notes Due 2025 (equivalent to an initial conversion price of approximately $37.507 per common share), and is subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes Due 2025 (such as the payment of dividends).
The table below details the dividends issued during the year ended December 31, 2021 and the corresponding effect on the conversion rate of the Convertible Notes Due 2025:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 2, 2021	$0.10	26.6617
May 21, 2021	$0.10	26.7879
September 9, 2021	$0.10	26.9419
December 3, 2021	$0.10	27.1571
    (1) Per $1,000 principal amount of the Convertible Notes.
The Convertible Notes Due 2025 are freely convertible at the option of the holder and prior to the close of business on the 5th business day immediately preceding the maturity date. Upon conversion of the Convertible Notes Due 2025, holders will receive shares of our common stock. We may, subject to certain exceptions, redeem the Convertible Notes Due 2025 for cash, if at any time the per share volume-weighted average price of our common shares equals or exceeds 125.4% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the applicable redemption date; and (ii) the trading day immediately before such date of the redemption notice.
The Convertible Notes Due 2025 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change, as defined in the indenture, holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the Accreted Principal Amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
The carrying value of the liability component of the Convertible Notes Due 2025 as of December 31, 2021 was $202.4 million and we were in compliance with the covenants related to the Convertible Notes Due 2025 as of that date. We incurred $4.1 million of coupon interest and $8.6 million of non-cash accretion (inclusive of the Accreted Principal Amount of $8.1 million) during the year ended December 31, 2021.